UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: May 31, 2016

*	This Form N-Q pertains to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of this Registrant have a fiscal year end other than August 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2016

MFS® GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.6%
Real Estate - 95.5%
Advance Residence Investment Corp., REIT	4,478	$11,328,940
Alexandria Real Estate Equities, Inc., REIT	89,487	8,671,290
Ascendas India Trust, REIT	11,977,800	8,306,440
Atrium European Real Estate Ltd.	2,514,042	10,629,548
AvalonBay Communities, Inc., REIT	60,888	10,952,534
Big Yellow Group PLC, REIT	874,087	10,558,304
Boardwalk, REIT	299,297	12,121,603
Colony Starwood Homes, REIT	318,574	8,671,584
Corporate Office Properties Trust, REIT	406,803	10,995,885
DDR Corp., REIT	403,163	6,938,435
Dream Office REIT	968,580	13,945,011
Equity Commonwealth, REIT (a)	214,553	6,198,436
Equity Lifestyle Properties, Inc., REIT	104,138	7,633,315
Federal Realty Investment Trust, REIT	50,719	7,769,644
Gateway Lifestyle Stapled Security	4,589,843	9,503,038
Gramercy Property Trust, Inc., REIT	1,349,994	12,055,446
Grand City Properties S.A.	301,666	6,348,796
Hang Lung Properties Ltd.	6,836,256	13,017,969
Hibernia PLC, REIT	4,855,401	7,023,072
Japan Logistics Fund, Inc. REIT	3,830	8,430,994
Kenedix Office Investment Corp., REIT	1,488	8,452,918
Kerry Properties Ltd.	4,270,000	10,671,222
LEG Immobilien AG	79,229	7,069,964
Link REIT	1,975,405	12,121,222
LondonMetric Property PLC, REIT	3,231,631	7,699,475
Mapletree Logistics Trust, REIT	15,397,500	10,901,578
Medical Properties Trust, Inc., REIT	916,000	13,465,200
Mid-America Apartment Communities, Inc., REIT	94,160	9,697,538
Mitsui Fudosan Co. Ltd.	651,274	15,837,424
National Storage, REIT	7,106,265	9,330,793
OUTFRONT Media, Inc., REIT	118,725	2,640,444
Public Storage, Inc., REIT	63,549	16,123,017
Rexford Industrial Realty, Inc., REIT	526,527	10,477,887
Shaftesbury PLC, REIT	588,197	7,820,579
Simon Property Group, Inc., REIT	160,447	31,710,745
Sino Land Co. Ltd.	7,719,944	11,790,549
Sovran Self Storage, Inc., REIT	64,746	7,010,049
STAG Industrial, Inc., REIT	194,275	4,147,771
Starwood Property Trust, Inc., REIT	389,117	8,023,593
Store Capital Corp., REIT	217,566	5,554,460
Tanger Factory Outlet Centers, Inc., REIT	363,497	12,802,364
Unibail-Rodamco, REIT	50,004	13,458,582
Urban Edge Properties, REIT	258,591	6,943,168
Ventas, Inc., REIT	118,021	7,828,333
Vornado Realty Trust, REIT	121,432	11,599,185
Weyerhaeuser Co., REIT	231,046	7,277,949
WP GLIMCHER, Inc., REIT	885,151	9,046,243

		$470,602,536
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT	49,612	$5,247,957
Total Common Stocks		$475,850,493

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Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	15,360,422	$15,360,422
Total Investments		$491,210,915

Other Assets, Less Liabilities - 0.3%		1,442,702
Net Assets - 100.0%		$492,653,617

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$249,482,472	$—	$—	$249,482,472
Hong Kong	10,671,222	36,929,740	—	47,600,962
Japan	—	44,050,276	—	44,050,276
United Kingdom	26,078,358	—	—	26,078,358
Canada	26,066,614	—	—	26,066,614
Singapore	19,208,018	—	—	19,208,018
Australia	—	18,833,831	—	18,833,831
France	13,458,582	—	—	13,458,582
Germany	13,418,760	—	—	13,418,760
Other Countries	17,652,620	—	—	17,652,620
Mutual Funds	15,360,422	—	—	15,360,422
Total Investments	$391,397,068	$99,813,847	$—	$491,210,915

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Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $46,432,777 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $53,026,944 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$410,396,522
Gross unrealized appreciation	97,621,436
Gross unrealized depreciation	(16,807,043)
Net unrealized appreciation (depreciation)	$80,814,393

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,634,269	146,630,074	(139,903,921)	15,360,422

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,506	$15,360,422

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2016, are as follows:

United States	54.0%
Hong Kong	9.7%
Japan	9.0%
United Kingdom	5.3%
Canada	5.3%
Singapore	3.9%
Australia	3.8%
France	2.7%
Germany	2.7%
Other Countries	3.6%

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.